Financial risk management and impairment of financial assets	12 Months Ended
Dec. 31, 2023
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

26Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks: market risk, credit risk, exchange rate risk and liquidity risk.

Credit risk and impairment

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from prepayments to suppliers and distributors and deposits with the Group’s bank.

Restricted cash as at December 31, 2023 includes £1,700 thousand (2022: £1,700 thousand) in relation to rent guarantees. Included in Cash at bank is £7,845 thousand (2022: £8,306 thousand) that is deemed to contain certain restrictions in order to satisfy certain covenants as at December 31, 2023. Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition and are repayable with 24 hours’ notice with no loss of interest.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £872 thousand (2022: £790 thousand) being the total of the carrying amount of financial assets excluding cash, which includes trade receivables and other receivables. All the receivables are with parties in the UK.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry. On that basis, the loss allowance as at December 31, 2023 and December 31, 2022 was determined as £nil for trade receivables.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is foreign exchange rate fluctuations. There are currently no currency forwards, options, or swaps to hedge this exposure.

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group holds cash in USD, EUR and GBP. The majority of the Group’s trading costs are in GBP; however, the Group also has supply contracts denominated in USD and EUR. The Group holds sufficient cash in USD,EUR and GBP to satisfy its trading costs in each of these currencies. In 2023 and 2022, the Group did not consider foreign exchange rate risk to have a material impact on the financial statements and therefore no sensitivity analysis is presented. The Company may be exposed to material foreign exchange risk in subsequent years because of the significance of the USD denominated Convertible Senior Secured Notes in particular relative to USD deposits and cash held ($20,887 thousand at December 31, 2023), which are expected to decline as expenses are incurred until future funding is secured.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.The Group’s management uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis used to assess funding adequacy for at least a 12-month period. The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due.

26Financial risk management and impairment of financial assets (continued)

Maturity analysis

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting arrangements.

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
2023	£ 000	£ 000	£ 000	£ 000
Trade and other payables	16,867	3,922	—	20,789
Lease liabilities	643	1,387	590	2,620
Convertible senior secured notes	—	187,061	—	187,061
	17,510	192,370	590	210,470
2022
Trade and other payables	16,031	4,153	—	20,184
Lease liabilities	516	1,871	774	3,161
Convertible senior secured notes	—	181,364	—	181,364
	16,547	187,388	774	204,709

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern and grows in a sustainable manner. Given the ongoing development of eVTOL aircraft with minimal revenues, the Group relies on funding raised from the Business Combination transaction and other equity investors. Cash flow forecasting is performed on a regular basis which includes rolling forecasts of the Group’s liquidity requirements to ensure that the Group has sufficient cash to meet operational needs.